Oil and Natural Gas Properties (Details) (Linn Energy, LLC [Member], USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Linn Energy, LLC [Member]
Proved properties:
Leasehold acquisition	$ 8,464,014	$ 8,603,888
Development	2,707,884	2,553,127
Unproved properties	374,202	454,315
Oil and natural gas properties (successful efforts method)	11,546,100	11,611,330	7,835,650
Less accumulated depletion and amortization	(2,174,273)	(2,025,656)	(1,033,617)
Oil and natural gas properties, successful efforts method, net	$ 9,371,827	$ 9,585,674	$ 6,802,033